LEASE OBLIGATIONS - Summary of Future minimum lease payments relating to the right-of-use assets (Detail) $ in Thousands	Dec. 31, 2020 CAD ($)
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	$ 33,773
2021
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	829
2022
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	554
2023
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	269
2024
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	258
2025
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	269
2026 and thereafter
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Right Of Use Assets	$ 31,594